DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Trade Payables (Details) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current [Abstract]
Suppliers	$ 2,798,453	$ 1,967,080
UT Suppliers	90,252	11,236
Customers (credit balances)	2,235	15,851
Related parties	201,097	151,571
Total	3,092,037	2,145,738	[1]
Non-current [Abstract]
Suppliers	0	0
UT Suppliers	0	0
Customers (credit balances)	0	0
Related parties	0	0
Total	$ 0	$ 0

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)